Balance Sheet (Parentheticals)	Dec. 31, 2020 $ / shares shares
Preferred stock par value (in Dollars per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Subject to possible redemption, share	25,823,193
Subject to possible redemption, per share redemption value (in Dollars per share) | $ / shares	$ 10.00
Common stock par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized	200,000,000
Common stock, shares issued	4,176,807
Common stock, shares outstanding	4,176,807
Class B Common Stock
Common stock par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized	20,000,000
Common stock, shares issued	7,500,000
Common stock, shares outstanding	7,500,000